Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE VT DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated August 1, 2008, to the Statement of Additional Information dated May 1, 2008.

This supplement contains important information regarding the above-referenced Funds (the “Funds”).

Effective August 1, 2008, Judith M. Johnson (“Ms. Johnson”) will begin service as an Independent Trustee to the Funds.

The tables in the Statement of Additional Information pertaining to certain items regarding Trustees to the Funds should contain the following information regarding Ms. Johnson as an Independent Trustee to the Funds effective August 1, 2008:

Name and Age	Position Held With Registrant/Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Judith M. Johnson, 59	Trustee since August 1, 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A

Compensation Table

Fiscal Year Ended December 31, 2007

Independent Trustee
Fund	Judith M. Johnson
VT Asset Allocation Fund	$0
VT C&B Large Cap Value Fund	$0
VT Discovery Fund	$0
VT Equity Income Fund	$0
VT International Core Fund	$0
VT Large Company Core Fund	$0
VT Large Company Growth Fund	$0
VT Money Market Fund	$0
VT Opportunity Fund	$0
VT Small Cap Growth Fund	$0
VT Small/Mid Cap Value Fund	$0
VT Total Return Bond Fund	$0
Total Compensation from the Fund Complex	$0[1]

1 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation as of the Funds’ most recent fiscal year end.

Beneficial Equity Ownership in the Funds and Fund Complex

As of December 31, 20072

Independent Trustee
Fund	Judith M. Johnson
VT Asset Allocation Fund	$0
VT C&B Large Cap Value Fund	$0
VT Discovery Fund	$0
VT Equity Income Fund	$0
VT International Core Fund	$0
VT Large Company Core Fund	$0
VT Large Company Growth Fund	$0
VT Money Market Fund	$0
VT Opportunity Fund	$0
VT Small Cap Growth Fund	$0
VT Small/Mid Cap Value Fund	$0
VT Total Return Bond Fund	$0
Total Compensation from the Fund Complex	$0

2 Ms. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The aggregate dollar range of equity securities of the Fund complex held by Ms. Johnson shown in the table above is as of August 1, 2008.